UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                                                    Washington, D.C. 20549

                                                      Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended: September 30, 2000
             Check here if Amendment [ ] ; Amendment Number:_________________

                                             This Amendment (Check only one.):
                                                [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Shaker Investments, Inc.
Address:        2000 Auburn Drive, Suite 300
		Cleveland, Ohio 44122

Form 13F File Number:   28-5322

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      David R. Webb
Title:                     Executive Vice President
Phone:                     (216) 292-2950

Signature, Place, and Date of Signing:

/s/  DAVID R. WEBB
[Signature]

Cleveland, Ohio
[City, State]

November 11, 2000
[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger (s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger (s) .)

                                                   Form 13F Summary Page

                                                        Report Summary:

Number of Other Included Managers:

                   0

Form 13F Information Table Entry Total:

                   76

Form 13F Information Table Value Total:

                   $ 1,412,981 (thousands)

List of Other Included Managers:

				Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   NONE

                               FORM 13F INFORMATION TABLE




Name of Issuer        Title of            Value     Shrs or  SH/PRN PUT/Call Investment Other    Voting authority
                       Class    Cusip     (000's)   prn amt                  Discretion Managers Sole        Share       None


Cognex Corporation      COM    192422103  125,011  3,169,840  SH              Sole               3,169,840
RF Micro Devices        COM    749941100  111,797  3,493,654  SH              Sole               3,493,654
Xilinx Inc.             COM    983919101  108,691  1,269,389  SH              Sole               1,269,389
Microchip Technology    COM    595017104  94,434   2,856,230  SH              Sole               2,856,230
Concord EFS Inc.        COM    206197105  79,186   2,229,620  SH              Sole               2,229,620
Royal Caribbean Cruises COM    V7780T103  68,305   2,653,655  SH              Sole               2,653,655
Affiliated Computer     CL A   008190100  65,532   1,313,930  SH              Sole               1,313,930
HNC Software            COM    40425P107  55,255     675,380  SH              Sole                 675,380
NOVA Corporation        COM    669784100  49,604   2,896,610  SH              Sole               2,896,610
R & B Falcon Corp.      COM    74912E101  48,606   1,743,708  SH              Sole               1,743,708
Ambac Financial Group   COM    023139108  47,619     650,090  SH              Sole                 650,090
United Therapeutics     COM    91307C102  40,071     458,614  SH              Sole                 458,614
Atmel Corporation       COM    049513104  38,660   2,545,526  SH              Sole               2,545,526
KLA-Tencor Corp.        COM    482480100  36,771     892,770  SH              Sole                 892,770
ATMI                    COM    00207R101  36,414   1,557,820  SH              Sole               1,557,820
BMC Software            COM    055921100  32,832   1,716,710  SH              Sole               1,716,710
Del Webb Corporation    COM    947423109  28,125   1,013,505  SH              Sole               1,013,505
PLX Technology Inc      COM    693417107  23,368     869,499  SH              Sole                 869,499
Lattice Semiconductor   COM    518415104  22,906     426,165  SH              Sole                 426,165
USX Marathon GP         COM    902905827  22,028     776,307  SH              Sole                 776,307
QLT Phototherapeutics   COM    746927102  19,737     278,479  SH              Sole                 278,479
American Italian Pasta  CL A   027070101  19,593   1,021,120  SH              Sole               1,021,120
Mitchell Energy         CL A   606592202  18,423     395,125  SH              Sole                 395,125
Triton Energy 'A'       CL A   G90751101  17,275     442,950  SH              Sole                 442,950
Westwood One Inc.       COM    961815107  16,066     749,420  SH              Sole                 749,420
"Conoco Inc., Cl A"     CL A   208251306  12,448     476,480  SH              Sole                 476,480
Stone Energy Corp.      COM    861642106  12,381     225,100  SH              Sole                 225,100
Conseco                 COM    208464107  12,255   1,607,260  SH              Sole               1,607,260
Ocean Energy Inc. Tex.  COM    67481E106  12,245     793,190  SH              Sole                 793,190
Hyperion Solutions      COM    44914M104  11,674     451,165  SH              Sole                 451,165
Transwitch Corp.        COM    894065101   9,558     149,931  SH              Sole                 149,931
Brush Engineered        COM    117421107   9,493     438,980  SH              Sole                 438,980
Steel Dynamics          COM    858119100   9,442   1,027,675  SH              Sole               1,027,675
Aclara BioSciences Inc. COM    00461P106   9,366     308,340  SH              Sole                 308,340
Tiffany & Co.           COM    886547108   9,086     235,610  SH              Sole                 235,610
National City Corp      COM    635405103   8,374     378,492  SH              Sole                 378,492
Linear Technology       COM    535678106   8,079     124,770  SH              Sole                 124,770
Getty Images, Inc.      COM    374276103   8,011     263,200  SH              Sole                 263,200
Altera Corporation      COM    021441100   5,360     112,260  SH              Sole                 112,260
Whitehall Jewellers In  COM    965063100   4,115     518,417  SH              Sole                 518,417
Semtech Corp.           COM    816850101   3,435      79,660  SH              Sole                  79,660
Clear Channel           COM    184502102   3,108      55,000  SH              Sole                  55,000
Conoco Inc., Cl B       CL B   208251405   3,044     113,000  SH              Sole                 113,000
Wilson The Leather      COM    972463103   2,974     164,640  SH              Sole                 164,640
Trimeris Inc.           COM    896263100   2,902      41,500  SH              Sole                  41,500
Credence Systems Corp   COM    225302108   2,715      90,490  SH              Sole                  90,490
Remington Oil and Gas   COM    759594302   2,572     246,440  SH              Sole                 246,440
Neon Systems            COM    640509105   1,955     177,710  SH              Sole                 177,710
Cadence Design Systems  COM    127387108   1,793      69,800  SH              Sole                  69,800
BP Amoco                CL A   055622104   1,627      30,705  SH              Sole                  30,705
Carnival                COM    143658102   1,531      62,160  SH              Sole                  62,160
JDS Uniphase Corp.      COM    46612J101   1,421      15,011  SH              Sole                  15,011
Curtiss-Wright          COM    231561101   1,414      29,975  SH              Sole                  29,975
Retek Inc.              COM    76128Q109   1,325      25,000  SH              Sole                  25,000
McKesson HBOC, Inc.     COM    58155Q103   1,081      35,370  SH              Sole                  35,370
Imation Corp.           COM    45245A107   1,076      57,760  SH              Sole                  57,760
Micron Technology       COM    595112103     911      19,800  SH              Sole                  19,800
Applied Materials       COM    038222105     902      15,200  SH              Sole                  15,200
Bluegreen               COM    096231105     779     271,025  SH              Sole                 271,025
Crossman Communities    COM    22764E109     756      38,280  SH              Sole                  38,280
Global Telesystems      COM    37936U104     721     158,114  SH              Sole                 158,114
Rowan Cos. Inc.         COM    779382100     676      23,300  SH              Sole                  23,300
Ameritrade Holding      CL A   03072H109     667      37,600  SH              Sole                   7,600
Broadcom Corporation    CL A   111320107     622       2,550  SH              Sole                   2,550
PRI Automation          COM    69357H106     582      31,880  SH              Sole                  31,880
Global Marine           COM    379352404     553      17,900  SH              Sole                  17,900
Citigroup Inc.          COM    172967101     524       9,684  SH              Sole                   9,684
Nabors Inds. Inc.       COM    629568106     508       9,700  SH              Sole                   9,700
Analog Devices          COM    032654105     466       5,640  SH              Sole                   5,640
Cooper Cameron          COM    216640102     449       6,100  SH              Sole                   6,100
Weatherford Intl. Inc.  COM    947074100     430      10,000  SH              Sole                  10,000
Polymer Group Inc       COM    731745105     309      41,900  SH              Sole                  41,900
Ensco Intl. Inc.        COM    26874Q100     249       6,500  SH              Sole                   6,500
Arena Pharmaceuticals   COM    040047102     243       5,640  SH              Sole                   5,640
BF Goodrich             COM    382388106     237       6,040  SH              Sole                   6,040
Exar                    COM    300645108     230       1,900  SH              Sole                   1,900